Other Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2016
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Other Accrued Liabilities
	March 31,
	2015	2016

Accrued expenses	$577	572
Value added tax payable	5	7
Others	619	710
	$1,201	1,289